Liquidity	12 Months Ended
Dec. 31, 2018
Liquidity Requirements [Abstract]
Liquidity Requirements Disclosure [Text Block]
Note 3
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Liquidity

For the years ended December 31, 2018 and 2017, the Company had a significant decrease in revenue from its consumer product segment due to stiff competition; disposed its EDLC business as a result of operating losses and outdated technology; completed the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors) to enter into the electric vehicle (“EV”) business; closed Babiku and Zhongzhu and propose to close Energy due to business strategic changes. All of these events had and will continue to have significant impact on the Company’s operations.

For its consumer product sector, the Company significantly cut its sales to supermarket customers because of long-aged accounts receivable from these supermarket customers as online shopping has become increasingly popular. The Company has been experiencing longer sales and collection periods while pushing back on the delivery of raw materials for production. That leads to higher balances of accounts receivable and advances to suppliers as compared to prior years. Meanwhile, the newly acquired EV sector is also experiencing delays of government rebate processing time and reduction of the amount of government rebates on eligible vehicles due to recent policy changes.

Due to a successful equity financing which resulted in net proceeds of $5.6 million in September 2017, the Company still had approximately $7.7 million cash on hand as of December 31, 2018. Although the Company maintains a positive working capital as of December 31, 2018 and generated positive cash flows from its continued operations during the year ended
December 31, 2018, the future operations of the Company depend on whether or not the Company can successfully collect its accounts receivable and utilize its advances, as well as how the change of government policies affect its new EV business. Without additional equity financing, the Company may heavily rely on bank borrowings or shareholder/related party loans to fund its working capital needs. As of December 31, 2018 and 2017, the Company had a short-term loan balance of approximately
 $7.7 million and $5.2
million, respectively. In addition, the Company had bank acceptance note payable balance of approximately
$2.1 million and $7.0
million as of December 31, 2018 and 2017, respectively. Any failure to renew these bank borrowings upon their maturities could have an adverse impact on the Company’s operations.

The Company currently plans to fund its operations mainly through cash flow from its operations, renewal of bank borrowings, additional equity financing and the continuing financial support by its shareholders and its affiliates controlled by its principal shareholder, if necessary, in the near future to ensure sufficient working capital. The Company has implemented a stricter policy on sales to supermarkets and less credible customers and continues to improve its collection efforts on accounts with outstanding balances. The Company is actively working with other customers and suppliers and expects to fully collect or utilize the rest of prepayment balance in 2018.

The Company is also working closely with the local government to speed up the collection process of the outstanding government rebate balance in 2019. With disposal of its EDLC business and placing focus on manufacturing of more marketable consumer products, the Company is shifting its strategy to cut back costs and ensure profitability. Although the Company is currently not generating net income from its EV sector, it has been focusing on reducing the costs and expenses and developing other non-rebate alternative energy products. The Company plans to fund this sector through additional private placement and continued support from the parent company even without timely receipt of government rebate. The principal shareholder of the Company, along with the affiliated entity, Forasen Group, has made pledges to provide financial support to the Company whenever necessary.

Based on its current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirements for at least next twelve months from the date of this report.